Touchstone Mid Cap Fund Annual Fund Operating Expenses - Touchstone Mid Cap Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.18%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.93%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.92%	[1]
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	1.23%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.87%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.81%	[1]

[1]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.21%, 1.96%, 0.96%, 1.21%, 0.89% and 0.79% of average daily net assets for Classes A, C, Y, Z, Institutional Class and Class R6 shares, respectively. This contractual expense limitation is effective through January 28, 2027, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.